Income Taxes - Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 136		¥ 113	¥ 296
Deferred income tax (benefit)/expense	1,573		1,789	1,604
Income tax expense	¥ 1,709	$ 268	¥ 1,902	¥ 1,900